NEWBUILDINGS AND VESSEL PURCHASE DEPOSITS	6 Months Ended
Jun. 30, 2017
NEWBUILDINGS [Abstract]
NEWBUILDINGS AND VESSEL PURCHASE DEPOSITS
NEWBUILDINGS AND VESSEL PURCHASE DEPOSITS
The Company took no delivery of newbuilding vessels during the six months ended June 30, 2017.
As at June 30, 2017, the Company had agreements for the construction of two newbuilding oil product carriers. Total costs of $12.5 million including capitalized interest of $0.9 million were paid in respect of these newbuildings in the six months ended June 30, 2017.